UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2009

FORM N-Q

Item 1. Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
September 30, 2009 (unaudited)

Description	Shares	Value
Common Stocks — 95.6%
Finland — 1.8%
Nokia Corp. Sponsored ADR	192,800	$2,818,736

France — 7.7%
GDF Suez Sponsored ADR	75,981	3,387,993
Sanofi-Aventis ADR (c)	105,200	3,887,140
Societe Generale Sponsored ADR (c)	72,000	1,162,800
Total SA Sponsored ADR	64,000	3,792,640
Total France		12,230,573

Ireland — 1.7%
CRH PLC Sponsored ADR	98,300	2,726,842

Italy — 1.1%
Eni SpA Sponsored ADR	36,350	1,812,047

Japan — 5.9%
Canon, Inc. Sponsored ADR	44,700	1,787,553
Hoya Corp. Sponsored ADR	73,500	1,737,540
Mitsubishi UFJ Financial Group, Inc. ADR	528,000	2,819,520
Nomura Holdings, Inc. ADR	332,600	2,035,512
Sumitomo Mitsui Financial Group, Inc. ADR	321,200	1,088,868
Total Japan		9,468,993

Netherlands — 3.3%
Heineken NV ADR	225,600	5,213,616

Singapore — 3.1%
Singapore Telecommunications, Ltd. ADR (c)	217,400	4,978,460

Sweden — 0.8%
Telefonaktiebolaget LM Ericsson Sponsored ADR	123,800	1,240,476

Switzerland — 12.3%
Credit Suisse Group AG Sponsored ADR	73,400	4,084,710
Nestle SA Sponsored ADR	86,000	3,671,340
Novartis AG ADR	78,900	3,974,982
Roche Holding AG Sponsored ADR (c)	92,400	3,751,440
UBS AG (a)	107,587	1,969,918
Zurich Financial Services AG ADR	92,500	2,196,875
Total Switzerland		19,649,265

United Kingdom — 20.0%
BP PLC Sponsored ADR (c)	97,100	$5,168,633
Cadbury PLC Sponsored ADR	72,128	3,693,675
Diageo PLC Sponsored ADR (c)	101,100	6,216,639
GlaxoSmithKline PLC Sponsored ADR	80,200	3,168,702
HSBC Holdings PLC Sponsored ADR	109,413	6,274,835
Tesco PLC Sponsored ADR	153,200	2,942,972
Vodafone Group PLC Sponsored ADR	191,712	4,313,520
Total United Kingdom		31,778,976

United States — 37.9%
Bank of New York Mellon Corp. (c)	103,600	3,003,364
Bristol-Myers Squibb Co.	92,600	2,085,352
Cisco Systems, Inc. (a), (c)	220,400	5,188,216
ConocoPhillips	32,900	1,485,764
Exxon Mobil Corp.	56,900	3,903,909
General Electric Co.	116,300	1,909,646
International Business Machines Corp.	38,800	4,640,868
Johnson & Johnson (c)	104,300	6,350,827
JPMorgan Chase & Co. (c)	148,896	6,524,623
Microsoft Corp.	326,400	8,450,496
Oracle Corp.	184,300	3,840,812
The Home Depot, Inc.	165,500	4,408,920
United Technologies Corp.	68,900	4,198,077
Wyeth	88,900	4,318,762
Total United States		60,309,636

Total Common Stocks
(Identified cost $161,074,713)		152,227,620

Description	Principal Amount (000) (d)	Value

Foreign Government Obligations — 15.4%

Brazil — 3.6%
Brazil NTN-F:
10.00%, 01/01/12	4,500	2,535,149
10.00%, 01/01/13	5,795	3,171,124
Total Brazil		5,706,273

Egypt — 3.5%
Egypt Treasury Bills:
0.00%, 10/13/09	6,900	1,251,080
0.00%, 11/03/09	3,500	631,107
0.00%, 11/10/09	11,600	2,087,873

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Description	Principal Amount (000) (d)	Value
0.00%, 11/17/09	4,400	$790,433
0.00%, 11/24/09	4,900	878,651
Total Egypt		5,639,144

Ghana — 1.0%
Ghanaian Government Bonds:
13.50%, 03/29/10	420	272,780
14.00%, 03/07/11	1,000	611,429
13.67%, 06/11/12	1,090	615,921
Total Ghana		1,500,130

Hungary — 2.8%
Hungarian Government Bonds:
6.00%, 10/12/11	81,400	430,894
7.25%, 06/12/12	451,400	2,439,499
5.50%, 02/12/14	87,700	439,468
6.75%, 02/24/17	233,760	1,193,747
Total Hungary		4,503,608

Mexico — 2.0%
Mexican Bonos:
9.00%, 12/20/12	13,145	1,038,102
8.00%, 12/19/13	16,380	1,246,734
8.00%, 12/17/15	11,500	867,378
Total Mexico		3,152,214

Poland — 1.2%
Polish Government Bonds:
5.75%, 03/24/10	1,298	455,867
4.75%, 04/25/12	1,872	645,541
3.00%, 08/24/16	2,215	787,022
Total Poland		1,888,430

Turkey — 1.1%
Turkish Government Bond,
10.00%, 02/15/12	2,408	1,809,854

Uganda — 0.2%
Uganda Government Bond,
10.00%, 04/01/10	676,000	349,090

Total Foreign Government
Obligations
(Identified cost $23,705,154)		24,548,743

Structured Note — 1.0%

Colombia — 1.0%
JPMorgan Chase & Co.
Colombian Peso Linked Note,
12.84%, 03/05/15
(Identified cost $1,638,000) (e)	1,638	$1,543,487

Supranationals — 0.4%

Zambia — 0.4%
European Investment Bank,
12.25%, 02/26/10
(Identified cost $837,962)	3,050,000	639,625

Repurchase Agreement — 1.6%
State Street Bank and Trust Co.,
0.01%, 10/01/09
(Dated 09/30/09, collateralized
by $2,620,000 United States
Treasury Bill, 0.00%, 03/11/10,
with a value of $2,618,166)
Proceeds of $2,566,001
(Identified cost $2,566,000)	$2,566	2,566,000

Description	Shares	Value
Short-Term Investment — 0.7%
State Street Institutional Treasury
Money Market Fund
(Identified cost $1,145,510)	1,145,510	1,145,510
Total Investments—114.7%
(Identified cost $190,967,339) (b)		$182,670,985
Liabilities in Excess of Cash and
Other Assets — (14.7)%		(23,425,635)
Net Assets — 100.0%		$159,245,350

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2009:

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
CLP	11/02/09	433,358,250	$789,000	$790,655	$1,655	$-
CNY	02/25/10	1,675,137	246,000	245,167	-	833
CNY	05/10/10	2,953,900	439,568	432,767	-	6,801
CNY	05/10/10	12,311,040	1,832,000	1,803,655	-	28,345
CNY	05/10/10	1,018,948	151,000	149,283	-	1,717
COP	10/26/09	2,406,636,000	1,189,637	1,250,915	61,278	-
EUR	10/02/09	584,000	853,574	854,596	1,022	-
EUR	10/07/09	1,832,081	2,471,020	2,680,967	209,947	-
EUR	10/08/09	2,688,000	3,831,074	3,933,472	102,398	-
EUR	10/21/09	584,000	853,560	854,589	1,029	-
EUR	11/06/09	317,000	419,423	463,873	44,450	-
EUR	12/17/09	929,000	1,253,407	1,359,340	105,933	-
GHC	10/09/09	249,122	168,110	171,059	2,949	-
GHC	12/21/09	757,000	491,878	495,151	3,273	-
GHC	01/15/10	193,000	122,735	124,042	1,307	-
GHC	01/25/10	519,870	310,000	331,874	21,874	-
GHC	03/25/10	667,000	373,774	409,533	35,759	-
HUF	11/30/09	21,972,600	108,000	118,167	10,167	-
IDR	10/14/09	6,216,000,000	518,000	641,693	123,693	-
IDR	10/14/09	1,905,750,000	175,000	196,735	21,735	-
IDR	10/16/09	8,136,710,000	782,000	839,657	57,657	-
IDR	11/16/09	7,742,865,000	767,000	794,143	27,143	-
IDR	12/04/09	14,371,440,000	1,398,000	1,468,483	70,483	-
IDR	12/28/09	4,107,600,000	420,000	417,622	-	2,378
IDR	02/19/10	9,005,369,000	865,069	905,883	40,814	-
ILS	10/08/09	17,032,518	4,474,000	4,522,293	48,293	-
ILS	05/11/10	4,729,528	1,212,326	1,255,680	43,354	-
INR	10/13/09	32,492,900	677,500	675,064	-	2,436
INR	10/14/09	38,130,150	787,000	792,124	5,124	-
INR	10/22/09	73,616,670	1,527,000	1,528,438	1,438	-
INR	11/03/09	22,777,560	468,000	472,497	4,497	-
INR	11/25/09	30,200,625	626,959	625,428	-	1,531
INR	12/29/09	31,085,880	644,000	642,034	-	1,966
INR	02/03/10	22,927,320	468,000	472,095	4,095	-
JPY	11/09/09	65,329,694	713,000	727,964	14,964	-
KES	10/15/09	29,769,750	393,000	399,321	6,321	-
KES	10/27/09	17,691,388	235,000	237,303	2,303	-
KRW	10/30/09	1,016,546,600	842,000	862,494	20,494	-
KRW	11/09/09	1,767,581,900	1,421,000	1,499,523	78,523	-
KRW	12/17/09	1,081,199,700	882,000	916,745	34,745	-
KWD	10/13/09	434,000	1,511,668	1,514,270	2,602	-
KWD	10/14/09	680,000	2,370,329	2,372,546	2,217	-
MXN	10/05/09	10,837,533	826,000	802,628	-	23,372
MXN	10/05/09	10,568,810	795,000	782,727	-	12,273
MXN	10/05/09	11,395,628	842,000	843,961	1,961	-
MXN	11/17/09	2,837,730	210,000	208,926	-	1,074
MYR	11/23/09	5,579,244	1,606,000	1,608,505	2,505	-
MYR	01/04/10	2,628,347	753,000	756,598	3,598	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2009 (concluded):

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

PHP	12/08/09	36,711,360	$756,000	$769,216	$13,216	$-
PHP	12/16/09	40,569,420	831,000	849,409	18,409	-
PHP	12/29/09	35,205,990	733,000	736,206	3,206	-
PLN	10/02/09	2,481,763	864,696	864,696	-	-
PLN	10/08/09	17,923,183	6,177,000	6,241,894	64,894	-
PLN	12/17/09	2,161,544	684,163	748,905	64,742	-
PLN	12/17/09	2,097,457	656,584	726,701	70,117	-
PLN	12/17/09	1,466,136	480,181	507,969	27,788	-
RON	11/02/09	2,271,646	788,383	782,630	-	5,753
RUB	10/08/09	22,785,000	713,369	757,801	44,432	-
RUB	10/09/09	28,802,829	957,000	957,729	729	-
RUB	10/13/09	15,557,000	514,519	516,819	2,300	-
RUB	10/14/09	27,623,000	914,760	917,456	2,696	-
TRY	10/19/09	3,191,654	2,151,000	2,144,030	-	6,970
TWD	11/09/09	6,877,500	210,000	215,616	5,616	-
TWD	12/21/09	66,201,600	2,048,000	2,083,183	35,183	-
UGX	10/13/09	887,442,000	419,000	459,315	40,315	-
UGX	11/10/09	355,992,000	168,000	182,367	14,367	-
UGX	11/10/09	520,552,000	248,000	266,667	18,667	-
UGX	12/22/09	647,790,000	330,000	326,820	-	3,180
UGX	12/23/09	867,180,000	388,000	437,351	49,351	-
UGX	12/24/09	430,969,000	203,000	217,277	14,277	-
UGX	12/24/09	300,541,000	146,000	151,521	5,521	-
ZMK	12/18/09	4,124,706,000	762,000	847,618	85,618	-
ZMK	12/21/09	1,079,800,000	200,000	221,564	21,564	-
ZMK	12/28/09	3,200,710,000	593,824	654,466	60,642	-
ZMK	01/11/10	699,665,000	124,717	142,183	17,466	-
Total Forward Currency Purchase Contracts			$68,175,807	$69,979,894	$1,902,716	$98,629

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Forward Currency Sale Contracts open at September 30, 2009:

Forward Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	12/28/09	1,425,900	$776,000	$793,198	$-	$17,198
COP	10/26/09	1,297,982,000	644,000	674,662	-	30,662
COP	10/26/09	2,777,958,000	1,413,000	1,443,920	-	30,920
COP	11/27/09	1,381,760,000	508,000	715,253	-	207,253
EUR	10/02/09	586,013	864,696	857,541	7,155	-
EUR	10/08/09	1,047,000	1,491,556	1,532,122	-	40,566
EUR	10/21/09	4,214,000	6,212,283	6,166,501	45,782	-
EUR	10/21/09	584,000	853,560	854,589	-	1,029
EUR	10/30/09	2,980,000	4,355,181	4,360,726	-	5,545
EUR	11/02/09	533,000	788,383	779,954	8,429	-
EUR	12/17/09	484,000	684,163	708,203	-	24,040
EUR	12/17/09	466,412	656,584	682,468	-	25,884
EUR	12/17/09	336,000	480,181	491,645	-	11,464
GHC	10/09/09	608,017	412,523	417,494	-	4,971
HUF	10/08/09	741,968,640	3,831,074	4,026,526	-	195,452
HUF	11/06/09	94,339,200	419,423	509,264	-	89,841
HUF	11/30/09	21,972,600	112,970	118,167	-	5,197
ILS	05/11/10	4,729,528	1,138,000	1,255,681	-	117,681
JPY	10/30/09	79,668,649	872,436	887,687	-	15,251
JPY	11/09/09	144,835,704	1,565,791	1,613,893	-	48,102
JPY	12/17/09	74,625,478	822,773	831,760	-	8,987
JPY	12/21/09	195,580,196	2,044,642	2,179,965	-	135,323
MXN	10/05/09	6,200,078	465,000	459,178	5,822	-
MXN	11/09/09	19,664,060	1,427,000	1,449,353	-	22,353
PLN	10/07/09	8,208,271	2,471,020	2,858,818	-	387,798
PLN	12/17/09	4,259,001	1,253,407	1,475,606	-	222,199
TRY	10/19/09	517,668	350,000	347,749	2,251	-
ZMK	12/18/09	1,286,208,000	264,000	264,313	-	313
Total Forward Currency Sale Contracts			$37,177,646	$38,756,236	69,439	1,648,029

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$1,972,155	$1,746,658

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

(a)	Non-income producing security.

(b)

For federal income tax purposes, the aggregate cost was $190,967,339, aggregate gross unrealized appreciation was $18,079,153, aggregate gross unrealized depreciation was $26,375,507, and the net unrealized depreciation was $8,296,354.

(c)	Segregated security for forward currency contracts.

(d)	Principal amount denominated in respective country’s currency unless otherwise specified.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, this security may only be traded among “qualified institutional buyers.” At September 30, 2009, it amounted to 1.0% of net assets and is not considered to be liquid. Principal amount denominated in U.S. dollars. Rate shown reflects current yield as of September 30, 2009.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F

Currency Abbreviations:

BRL — Brazilian Real	KRW — South Korean Won
CLP — Chilean Peso	KWD — Kuwaiti Dinar
CNY — Chinese Renminbi	MXN — Mexican New Peso
COP — Colombian Peso	MYR — Malaysian Ringgit
EUR — Euro	PHP — Philippine Peso
GHC — Ghanaian Cedi	PLN — Polish Zloty
HUF — Hungarian Forint	RON — New Romanian Leu
IDR — Indonesian Rupiah	RUB — Russian Ruble
ILS — Israeli Shekel	TRY — New Turkish Lira
INR — Indian Rupee	TWD — New Taiwan Dollar
JPY — Japanese Yen	UGX — Ugandan Shilling
KES — Kenyan Shilling	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):

Industry
Alcohol & Tobacco	7.2%
Banking	15.7
Computer Software	7.7
Drugs	13.3
Energy Integrated	10.2
Financial Services	2.5
Food & Beverages	4.6
Gas Utilities	2.1
Housing	1.7
Insurance	1.4
Manufacturing	3.8
Medical Products	4.0
Retail	4.6
Semiconductors & Components	2.2
Technology Hardware	8.7
Telecommunications	5.9

Subtotal	95.6
Foreign Government Obligations	15.4
Structured Note	1.0
Supranationals	0.4
Repurchase Agreement	1.6
Short-Term Investment	0.7

Total Investments	114.7%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2009 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard Global Total Return & Income Fund, Inc’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (“the Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2009 (unaudited)

Fair Value Measurements:

The Fund adopted provisions surrounding Fair Value Measurements and Disclosures, effective January 1, 2008. Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2009:

	Unadjusted Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance as of September 30, 2009
Description	(Level 1)	(Level 2)	(Level 3)

Assets:
Common Stocks	$152,227,620	$—	$—	$152,227,620
Foreign Government Obligations
Ghana	—	615,921	884,209	1,500,130
Uganda	—	—	349,090	349,090
Other	—	22,699,523	—	22,699,523
Structured Note	—	—	1,543,487	1,543,487
Supranationals	—	—	639,625	639,625
Repurchase Agreement	—	2,566,000	—	2,566,000
Short-Term Investment	—	1,145,510	—	1,145,510
Other Financial Instruments*
Forward Currency Contracts	—	1,972,155	—	1,972,155

Total	$152,227,620	$28,999,109	$3,416,411	$184,643,140

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,746,658)	$—	$(1,746,658)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2009:

Description	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation	Net Purchases/ (Sales)	Net Transfers in/(Out) of Level 3	Balance as of September 30, 2009	Net Change in Unrealized Appreciation from Investments Held at September 30, 2009

Corporate Bonds	$937,154	$(229)	$(778,866)	$730,953	$(889,012)	$—	$—	$—
Foreign Government
Obligations	1,631,136	37,507	—	643,432	1,456,373	(2,535,149)	1,233,299	643,432
Structured Notes	6,218,404	1,379	548,038	220,465	(5,444,799)	—	1,543,487	220,465
Supranationals	576,033	8,733	—	54,859	—	—	639,625	54,859

Total	$9,362,727	$47,390	$(230,828)	$1,649,709	$(4,877,438)	$(2,535,149)	$3,416,411	$918,756

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 27, 2009